Investment in associated companies	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Investment in associated companies
Investment in associated companies

The Company has the following investments that are or have been recorded using the equity method for the periods presented in these financial statements:

	December 31, 2014	December 31, 2013	December 31, 2012
Varia Perdana Sdn Bhd ("Varia Perdana")	—%	—%	49.0%
Tioman Drilling Company Sdn Bhd ("Tioman Drilling")	—%	—%	49.0%
Archer	39.9%	39.9%	39.9%
Asia Offshore Drilling Ltd ("AOD")	(1)	(1)	66.2%
Sevan Drilling ASA ("Sevan Drilling")	(1)	(1)	28.5%
Seabras Sapura Participacoes SA ("Seabras Sapura Participacoes")	50.0%	50.0%	50.0%
Seabras Sapura Holding GmbH ("Seabras Sapura Holdco")	50.0%	50.0%	50.0%
Itaunas Drilling B.V. ("Itaunas Drilling")	30.0%	30.0%	30.0%
Camburi Drilling B.V. ("Camburi Drilling")	30.0%	30.0%	30.0%
Sahy Drilling B.V. ("Sahy Drilling")	30.0%	30.0%	30.0%
Seadrill Partners ("SDLP")	(2)	(1)	(1)
(1) During these periods the relevant investment was not accounted for under the equity method
(2) As of the deconsolidation date of Seadrill Partners on January 2, 2014, we have recognized our ownership interests in Seadrill Partners and direct ownership interests in Seadrill Partners subsidiaries, at fair value at the date of deconsolidation. Refer to Seadrill Partners paragraph below for additional information.

Varia Perdana and Tioman Drilling
Varia Perdana is a company incorporated in Malaysia, which operates a fleet of tender rigs. It was 51% owned by SapuraKencana and 49% owned by the Company. The Company sold its share to SapuraKencana in April 2013 as part of the disposal of majority of the tender rigs to SapuraKencana, refer to Note 11 of the consolidated financial statements.
Tioman Drilling is a company incorporated in Malaysia, which provides well services. It was 51% owned by SapuraKencana and 49% owned by the Company. The Company sold its share to SapuraKencana in April 2013 as part of the disposal of majority of the tender rigs to SapuraKencana, see Note 11 to the consolidated financial statements included herein.
In the 12 months ended December 31, 2013, prior to disposal the Company received dividends of $15 million relating to Varia Perdana and Tioman Drilling. (2012: $18 million).

Archer
Archer is a company listed on the Oslo Stock Exchange and provides drilling and well services. Prior to February 2011, Archer was a consolidated subsidiary. In February 2011, we deconsolidated Archer and as a result, Archer is accounted for as an associated company. Refer to Note 11 of the consolidated financial statements for further information.
On February 8, 2013, we were allocated 82,003,000 shares in the private placement of Archer, amounting to a value of $98 million. In addition, as consideration for acting as an underwriter to the placement, the Company received another 2,811,793 shares, amounting to a value of $3 million. The consideration for the shares was settled against the existing $55 million loan to Archer, with the remainder of the consideration funded by a $43 million loan from Archer, which was repaid on February 27, 2013. Refer to Note 31 of the consolidated financial statements. As of December 31, 2014 we held 39.9% of the outstanding shares of Archer.
In conjunction with the private placement of Archer on February 8, 2013 the Company also provided a guarantee to Archer on its payment obligations on a certain financing arrangements. The maximum liability to the Company is limited to $100 million with a guarantee fee of 1.25%.On July 31, 2013, the Company provided Archer with an additional guarantee of $100 million, which was provided as part of Archer’s divestiture of a division, to support Archer's existing bank facilities. During 2014, the guarantees above were increased to a total of $250 million. The guarantee fee is 1.25% per annum.
On December 31, 2013, the Company provided Archer Topaz Limited, a wholly owned subsidiary of Archer, with a guarantee of a maximum of €56 million, to support Archer's credit facilities. The guarantee fee is 1.25% per annum.
On February 5, 2014, the Company provided Archer with a guarantee of a maximum of GBP 25.9 million, to support Archer's leasing obligations of a warehouse.
On February 12, 2014, the Company provided Archer with a guarantee of $120 million enabling Archer to finance the purchase of land rigs in Argentina.
On July 14, 2014, we provided Archer Norge AS, a wholly owned subsidiary of Archer, with a guarantee of a maximum of $20 million, to support Archer's guarantee facility. The guarantee fee is 1.25% per annum.
These guarantee fees are included in other financial items in our consolidated statement of operations.

AOD
AOD is a company incorporated in Bermuda that owns and operates three high specification jack up drilling rigs. In addition to the Company's investment, the Company was responsible for the construction supervision, project and commercial management of AOD's drilling rigs.
During 2012 after a series of share acquisitions, the Company acquired additional shares in AOD, and the Company's ownership in AOD increased from 33.8% to 66.2%. Although the Company owned a 66.2% interest in AOD, the Company did not have majority control over AOD, and therefore, AOD continued to be an equity method investment of the Company as of December 31, 2012.
On March 12, 2013 we participated in Asia Offshore Drilling’s private placement and were allocated 13.2 million shares worth $67 million. This was settled by converting debt into shares.
In March 2013 a shareholder resolution changed the board of directors composition of AOD in which the Company gained control of a majority of the board of directors, and as a result, AOD became a consolidated subsidiary of the Company from March 25, 2013, and AOD was derecognized as an associated company. Refer to Note 12 of the consolidated financial statements.

Sevan Drilling
Sevan Drilling is a Norwegian public limited liability company (ASA), and is listed on the Oslo Stock Exchange specializing in the ultra deepwater drilling segment.
On February 7, 2013, the Company was allocated and subscribed for 81,828,500 additional shares in Sevan Drilling at a subscription price of NOK $3.95 as part of a private placement. This increased our ownership to approximately 29.9%
On June 26 and 27, 2013 the Company entered into agreements with a commercial bank to acquire a total of 120,065,464 additional shares in Sevan Drilling at an average price of NOK 3.9311. These agreements were settled on July 2, 2013. After settlement on July 2, 2013 of these additional share purchases, the Company had direct ownership in shares or ownership interests through existing share forward purchase agreements in 50.1% of the total outstanding shares in Sevan Drilling. As a result of the increased ownership, the Company obtained a controlling financial interest and Sevan Drilling became a consolidated subsidiary from July 2, 2013 and Sevan Drilling was derecognized as an associated company. Refer to Note 12 of the consolidated financial statements.

Seabras Sapura Participacoes and Seabras Sapura Holdco
Seabras Sapura Participacoes SA is a company incorporated in Brazil, which is currently constructing one pipe-laying vessel. It is 50% owned by TL Offshore Sdn. Bhd., a subsidiary of SapuraKencana, and 50% owned by the Company.
The Company has provided yard guarantees in relation to the Seabras Sapura Participacoes pipe-laying vessel of EUR47 million, which have been provided on a 50:50 basis with TL Offshore. The guarantee continues to be in place until the yard obligations have been fulfilled, which is expected to be in 2015.
Seabras Sapura Holdco Ltd is a company incorporated in Bermuda, which is currently constructing five pipe-laying vessels. It is 50% owned by TL Offshore Sdn. Bhd. and 50% owned by the Company. During 2014 Seabras Sapura Holdco Ltd was transferred into a new company Seabras Sapura Holding GmbH (a company incorporated in Austria).
The Company has provided yard guarantees in relation to Seabras Sapura Holdco pipe-laying vessels totaling $375 million (2013: $625 million), which have been provided on a 50:50 basis with TL Offshore. The guarantees continue to be in place until the yard obligations have been fulfilled, which is expected to be during 2016 for the final three vessels.

Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Itaunas Drilling BV is a company incorporated in Holland, which is currently constructing a drillship. It is 70% owned by Sete International GmbH and 30% owned by the Company.
Camburi Drilling BV is a company incorporated in Holland, which is currently constructing a drillship. It is 70% owned by Sete International GmbH and 30% owned by the Company.
Sahy Drilling BV is a company incorporated in Holland, which is currently constructing a drillship. It is 70% owned by Sete International GmbH and 30% owned by the Company.

Seadrill Partners
As a result of the deconsolidation of Seadrill Partners on January 2, 2014, the Company has derecognized the assets and liabilities of Seadrill Partners and its subsidiaries, and has recognized its ownership interests in Seadrill Partners and its direct ownership interests in Seadrill Partners subsidiaries, Seadrill Capricorn Holdings LLC, Seadrill Operating LP, Seadrill Deepwater Drillship Ltd and its indirect ownership of Seadrill Mobile Units through another wholly owned subsidiary, at fair value at the date of deconsolidation. For further discussion please refer to Note 11 of the consolidated financial statements.

Seadrill’s investment in Seadrill Partners accounted for under the equity method is comprised of the following:
Subordinated units - the Company's holding in the subordinated units of Seadrill Partners are accounted for under the equity method on the basis that the subordinated units are considered to be ‘in-substance common stock’. The subordination period will end on the satisfaction of various tests as prescribed in the Operating Agreement of Seadrill Partners, but will not end before September 30, 2017 except upon removal of the Seadrill Member. Upon the expiration of the subordination period, the subordinated units will convert into common units.

Direct Ownership interests - Seadrill holds ownership interests in the following entities controlled by Seadrill Partners as at December 31, 2014:

i.	42% in Seadrill Operating LP: Seadrill Operating LP is a limited partnership and is controlled by its General Partner, Seadrill Operating GP LLC, which is wholly owned by Seadrill Partners.

ii.	49% Seadrill Capricorn Holdings LLC: Seadrill Capricorn Holdings LLC is a limited liability company. There is only one class of member interest which is deemed to represent voting common stock.

iii.
39% in Seadrill Deepwater Drillship Ltd and 29% indirect interest in Seadrill Mobile Units (Nigeria) Ltd.: Both entities are limited companies and only have one class of stock, which is deemed to represent voting common stock.

All of the Company's direct ownership interests are accounted for under the equity method as the Company is deemed to have significant influence over these entities through its voting rights and by virtue of Seadrill’s representation on the board of Seadrill Partners.

Sale of 28% limited partner interest in Seadrill Operating LP
On July 21, 2014, the Company sold a 28% limited partner interest in Seadrill Operating LP, a subsidiary of Seadrill Partners, to Seadrill Partners for cash consideration of $373 million. This resulted in a loss on sale of investment of $88 million, which has been recognized within "share in results from associated companies" in the Company’s consolidated statement of operations. The Company will continue to account for its remaining 42% limited partner interest in Seadrill Operating LP under the equity method.

Sale of investment in Seadrill Mobile Units (Nigeria) Limited

On December 30, 2014 the Company sold a 10% equity interest in Seadrill Mobile Units (Nigeria) Limited, for cash consideration of $7.2 million. This resulted in a gain on sale of investment of $0.4 million, which has been recognized within "share in results from associated companies" in the Company’s consolidated statement of operations. The Company will continue to account for its remaining 29% equity interest in Seadrill Mobile Units (Nigeria) Limited under the equity method.
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2014
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
Archer	633	1,171	441	817
Seabras Sapura Participacoes	17	194	14	149
Seabras Sapura Holding	104	690	52	730
Itaunas Drilling	—	187	137	42
Camburi Drilling	1	336	133	183
Sahy Drilling	—	173	109	53
Seadrill Partners	762	5,585	686	3,617
Total	1,517	8,336	1,572	5,591

	December 31, 2013
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities
Archer	594	1,201	476	684
Seabras Sapura Participacoes	12	129	3	112
Seabras Sapura Holding	—	219	—	219
Itaunas Drilling	1	161	44	108
Camburi Drilling	1	199	95	91
Sahy Drilling	1	155	40	103
Total	609	2,064	658	1,317

Summarized statement of operations information for the Company's equity method investees is as follows:

	Year ended December 31, 2014
(In US$ millions)	Operating revenues	Net operating income	Net income
Archer	2,254	26	(96)
Seabras Sapura Participacoes	29	(6)	(6)
Seabras Sapura Holding	39	24	13
Itaunas Drilling	—	—	—
Camburi Drilling	—	—	—
Sahy Drilling	—	—	—
Seadrill Partners	1,343	615	315
Total	3,665	659	226

	Year ended December 31, 2013
(In US$ millions)	Operating revenues	Net operating income	Net income
Archer	2,041	(438)	(519)
Seabras Sapura Participacoes	—	(2)	(1)
Seabras Sapura Holding	—	—	(1)
Itaunas Drilling	—	—	—
Camburi Drilling	—	—	—
Sahy Drilling	—	—	—
Total	2,041	(440)	(521)

	Year ended December 31, 2012
(In US$ millions)	Operating revenues	Net operating income	Net income
Varia Perdana	106	85	83
Tioman	157	12	6
Archer	2,191	(322)	(375)
AOD	—	(2)	(2)
Sevan Drilling	173	11	(12)
Seabras Sapura Participacoes	—	—	(1)
Sahy Drilling	—	(1)	(1)
Total	2,627	(217)	(302)

At the year-end the book values of the Company's investment in associated companies are as follows:

(In US$ millions)	December 31, 2014	December 31, 2013
Archer	—	8
Seabras Sapura Participacoes	21	12
Seabras Sapura Holding	117	109
Itaunas Drilling	3	3
Camburi Drilling	6	4
Sahy Drilling	4	4
Seadrill Partners - Total direct ownership interests	2,091	—
Seadrill Partners - Subordinated Units	412	—
Seadrill Partners - Seadrill Member Interest and IDRs *	244	—
Total	2,898	140

* The Seadrill Partners - Seadrill Member Interest and IDR's are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11.

The quoted market value as at December 31, 2014 for Archer was $125 million. Quoted market prices for all our other equity investments are not available because, other than Seadrill Partners, these companies are not publicly traded. Seadrill Partners subordinated units are not tradable and hence have no quoted market price.

At the year end the share of recorded equity in the statutory accounts of the Company's associated companies were as follows:

(In US$ millions)	December 31, 2014	December 31, 2013	December 31, 2012
Tioman	—	—	10
Varia Perdana	—	—	105
Archer	218	253	370
AOD	—	—	110
Sevan Drilling	—	—	189
Seabras Sapura Participacoes	24	13	22
Seabras Sapura Holding	6	—	—
Itaunas Drilling	3	3	3
Camburi Drilling	6	4	4
Sahy Drilling	4	4	3
Seadrill Partners *	N/A	—	—
Total	261	277	816

* The Company's share of recorded equity for which it accounts under the equity method in the statutory accounts of Seadrill Partners consists of the non-controlling interest as well as a proportionate amount of equity before non-controlling interests based on the subordinated units which the company owns in Seadrill Partners. The equity attributable to non-controlling interest in Seadrill Partners as at December 31, 2014 of $1,116 million is all attributable to Seadrill's direct ownership interests in controlled subsidiaries of Seadrill Partners. Seadrill's holding in the subordinated units represents 18.0% of the limited partner interests in Seadrill Partners. Total equity before non-controlling interests within Seadrill Partners as at December 31, 2014 was $928 million.